UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Revenue (Note 13)	$ 36,966	$ 27,068	$ 103,957	$ 74,441
Cost of revenue (Note 14 and 15)	7,140	5,683	20,671	14,699
Gross profit	29,826	21,385	83,286	59,742
Operating expenses
General and administrative (Note 15)	7,824	6,817	22,796	21,178
Sales and marketing (Note 15)	15,523	11,142	44,150	30,708
Research and development (Note 15)	6,105	5,481	18,401	14,858
Share-based compensation (Note 11)	1,000	745	3,624	1,662
Foreign exchange (gain) loss	(10,213)	(4,765)	(11,676)	375
Depreciation and amortization (Note 5, 6 and 7)	564	501	1,731	1,464
Operating expenses	20,803	19,921	79,026	70,245
Operating income (loss)	9,023	1,464	4,260	(10,503)
Finance (income) expense, net (Note 9)	(1,325)	29	(1,677)	103
Other income	(21)	(21)	(64)	(64)
Income (loss) before income taxes	10,369	1,456	6,001	(10,542)
Income tax expense	95	795	583	1,631
Net income (loss) for the periods	10,274	661	5,418	(12,173)
Item that may be reclassified subsequently to income:
Exchange loss (gain) on translation of foreign operations	10,690	4,691	12,633	(575)
Comprehensive loss	$ (416)	$ (4,030)	$ (7,215)	$ (11,598)
Income (loss) per share - basic (in USD per share)	$ 0.31	$ 0.02	$ 0.16	$ (0.37)
Income (loss) per share - diluted (in USD per share)	$ 0.30	$ 0.02	$ 0.16	$ 0.37
Weighted average number of common shares outstanding - basic (Note 12) (in shares)	33,044,250	32,834,833	33,024,887	32,809,397
Weighted average number of common shares outstanding - diluted (Note 12) (in shares)	34,069,688	34,122,772	34,032,666	32,809,397